Cash Equivalents and Investments in Marketable Securities - Schedule of Investment in Marketable Securities (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Purchase Price	$ 12,391,398	$ 54,707,605
Unrealized Gains	181,839	281,342
Unrealized Losses	(287)	(8,791)
Fair Value	12,572,950	54,980,156
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Securities, Available-for-Sale [Line Items]
Purchase Price		54,707,605
Unrealized Gains		281,342
Unrealized Losses		(8,791)
Fair Value		54,980,156
Commercial paper
Debt Securities, Available-for-Sale [Line Items]
Purchase Price	4,746,204	32,635,849
Unrealized Gains	157,419	277,674
Unrealized Losses	0	0
Fair Value	4,903,623	32,913,523
Commercial paper | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Securities, Available-for-Sale [Line Items]
Purchase Price		32,635,849
Unrealized Gains		277,674
Unrealized Losses		0
Fair Value		32,913,523
Corporate bonds and notes
Debt Securities, Available-for-Sale [Line Items]
Purchase Price	2,960,620	15,413,122
Unrealized Gains	24,420	3,668
Unrealized Losses	0	0
Fair Value	2,985,040	15,416,790
Corporate bonds and notes | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Securities, Available-for-Sale [Line Items]
Purchase Price		15,413,122
Unrealized Gains		3,668
Unrealized Losses		0
Fair Value		15,416,790
Government securities
Debt Securities, Available-for-Sale [Line Items]
Purchase Price	4,684,574	6,658,634
Unrealized Gains	0	0
Unrealized Losses	(287)	(8,791)
Fair Value	$ 4,684,287	6,649,843
Government securities | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Securities, Available-for-Sale [Line Items]
Purchase Price		6,658,634
Unrealized Gains		0
Unrealized Losses		(8,791)
Fair Value		$ 6,649,843